CONDENSED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (2,480,413)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(14,497)
Changes in operating assets and liabilities:
Prepaid expenses	(402,195)
Accrued expenses	1,938,902
Net cash used in operating activities	(958,203)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(207,000,000)
Net cash used in investing activities	(207,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Public Shares, net of underwriting discounts paid	202,860,000
Proceeds from sale of Private Placement Shares	6,140,000
Proceeds from convertible promissory note - related party	32,759
Repayment of promissory note - related party, net of related offering costs	(12,760)
Repayment of promissory note - related party, related to offering costs	(58,374)
Payment of offering costs	(478,018)
Net cash provided by financing activities	208,483,607
Net Change in Cash	525,404
Cash - Beginning of period	0
Cash - End of period	525,404
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	7,515
Remeasurement adjustment to redemption value	11,928,908
Deferred underwriting fee payable	$ 7,245,000